Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN HIGH INCOME TRUST
Entity Central Index Key	0000823620
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
American High-Income Trust - Class A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class A
Trading Symbol	AHITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 16.81% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class A (with sales charge) *	12.46%	4.95%	4.40%
American High-Income Trust — Class A (without sales charge) *	16.81%	5.76%	4.80%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-6
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-6
Trading Symbol	RITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.27% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-6 *	17.27%	6.17%	5.19%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class C
Trading Symbol	AHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.45%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 15.97% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class C (with sales charge) *	14.97%	4.98%	4.16%
American High-Income Trust — Class C (without sales charge) *	15.97%	4.98%	4.16%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloo
mber
g U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloo
mber
g U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net as sets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class T
Trading Symbol	TAHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 17.12% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class T (with sales charge) 2	14.21%	5.49%	5.15%
American High-Income Trust — Class T (without sales charge) 2	17.12%	6.03%	5.51%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.66%
Bloomberg U.S. Cor pora te High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total adv isory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-1
Trading Symbol	AHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 16.80% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which
was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
returns
	1 year	5 years	10 years
American High-Income Trust — Class F-1 *	16.80%	5.75%	4.78%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advi sory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-2
Trading Symbol	AHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.15% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Inc om e Trust — Class F-2 *	17.15%	6.06%	5.07%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total adv isory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-3
Trading Symbol	HIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.27% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class F-3 2	17.27%	6.17%	5.67%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.74%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529 - A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-A
Trading Symbol	CITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 16.79% for the year ended September 30, 2024. That result compares with a
15.73
% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-A (with sales charge) *	12.67%	4.98%	4.38%
American High-Income Trust — Class 529-A (without sales charge) *	16.79%	5.73%	4.75%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total ad viso ry fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-C
Trading Symbol	CITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 162	1.50%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 15.91% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-C (with sales charge) *	14.91%	4.94%	4.35%
American High-Income Trust — Class 529-C (without sales charge) *	15.91%	4.94%	4.35%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-E
Trading Symbol	CITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 16.57% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-E *	16.57%	5.53%	4.55%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-T
Trading Symbol	TAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 17.06% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class 529-T (with sales charge) 2	14.15%	5.43%	5.09%
American High-Income Trust — Class 529-T (without sales charge) 2	17.06%	5.98%	5.45%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.66%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped
Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped
Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-1
Trading Symbol	CITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 17.00% for the year ended September 30,
2024
. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-F-1 *	17.00%	5.94%	4.97%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-2
Trading Symbol	FAHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 17.14% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-2 2	17.14%	6.88%
Bloomberg U.S. Aggregate Index 3	11.57%	(1.18) %
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	5.06%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-3
Trading Symbol	FTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 17.19% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-3 2	17.19%	6.92%
Bloomberg U.S. Aggregate Index 3	11.57%	(1.18) %
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	5.06%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S.
Aggregate
Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S.
Aggregate
Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-1
Trading Symbol	RITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 153	1.42%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.00% for the year ended September 30,
2024.
That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating
a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-1 *	16.00%	5.00%	4.02%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2
Trading Symbol	RITBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.02% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall
solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2 *	16.02%	5.01%	4.03%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High
Yield
2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High
Yield
2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-2E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2E
Trading Symbol	RTEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 121	1.12%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.35% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall
solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2E *	16.35%	5.32%	4.38%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-3
Trading Symbol	RITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 16.52% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit
ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-3 *	16.52%	5.48%	4.50%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the
benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the
benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-4
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-4
Trading Symbol	RITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 16.87% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance
of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-4 *	16.87%	5.80%	4.82%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate
High
Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate
High
Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-5E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5E
Trading Symbol	RITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.10% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class R-5E 2	17.10%	6.01%	6.44%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	6.07%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class R-5
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5
Trading Symbol	RITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.21% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-5 *	17.21%	6.11%	5.13%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment
adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment
adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 22,385,000,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 55,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.